Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 2,907,079	$ 2,416,098
Other tax payable	2,018	5,205
Total taxes payable	$ 2,909,097	$ 2,421,303